Material Accounting Policies - Schedule of Pertaining to the Rate of Change of the Exchange Rate of the U.S. Dollar (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material Accounting Policies - Schedule of Pertaining to the Rate of Change of the Exchange Rate of the U.S. Dollar (Details) [Line Items]
ICPI (2016 base year)	3.24%	2.958%	5.263%
United States of America, Dollars
Material Accounting Policies - Schedule of Pertaining to the Rate of Change of the Exchange Rate of the U.S. Dollar (Details) [Line Items]
Representative exchange rate	0.5	3	13.2
Euro Member Countries, Euro
Material Accounting Policies - Schedule of Pertaining to the Rate of Change of the Exchange Rate of the U.S. Dollar (Details) [Line Items]
Representative exchange rate	(5.3)	6.9	6.6